UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds
(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106
 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106
(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 96.4%
AUSTRALIA — 5.5%
BHP Billiton Ltd.(a)	1,019,756	$26,411,680
CSL Ltd.	327,123	25,435,656
Macquarie Group Ltd.	608,222	30,812,044
Woodside Petroleum Ltd.	1,170,047	23,282,554
		105,941,934

CANADA — 6.7%
Canadian Natural Resources Ltd.(b)	957,408	25,850,016
Enbridge, Inc.(b)	611,148	23,779,769
Imperial Oil Ltd.(b)	1,097,687	36,662,746
Magna International, Inc.(b)	994,088	42,706,020
		128,998,551

CHINA — 1.5%
AAC Technologies Holdings, Inc.	3,773,357	28,844,725

COLOMBIA — 1.5%
Bancolombia S.A.(a)	835,611	28,561,184

DENMARK — 1.4%
Novo Nordisk A/S(a)	501,284	27,164,580

FRANCE — 6.9%
Air Liquide S.A.	227,173	25,563,425
AXA S.A.	1,082,266	25,480,295
BNP Paribas S.A.	559,184	28,143,728
Carrefour S.A.	842,939	23,193,292
Dassault Systemes	146,910	11,656,844
L'Oreal S.A.	105,667	18,931,804
		132,969,388

GERMANY — 14.3%
Allianz S.E.(a)	1,617,081	26,358,420
BASF S.E.	435,433	32,850,714
Bayer A.G.(a)	193,473	22,694,383
Continental A.G.	134,529	30,616,522
Fresenius S.E. & Co. KGaA	257,158	18,789,389
Henkel A.G. & Co. KGaA(a)	208,510	22,906,909
Muenchener Rueckversicherungs-Gesellschaft A.G.	151,811	30,878,717
SAP S.E.(a)	312,448	25,127,068
Siemens A.G.	315,174	33,407,440
Volkswagen A.G.	246,712	31,400,475
		275,030,037

IRELAND — 1.5%
Ryanair Holdings PLC(a)	331,825	28,477,222

JAPAN — 16.7%
Astellas Pharma, Inc.	1,394,957	$18,548,609
CyberAgent, Inc.	533,978	24,814,118
FANUC Corp.	147,686	22,944,509
Fuji Heavy Industries Ltd.	1,037,223	36,633,892
Japan Tobacco, Inc.	631,480	26,315,173
JGC Corp.	1,441,414	21,580,546
Komatsu Ltd.	1,518,299	25,847,980
Kubota Corp.	2,118,360	28,920,522
Nitto Denko Corp.	534,213	29,699,860
ORIX Corp.	2,410,987	34,393,706
Sysmex Corp.	344,137	21,526,718
Tokyo Electron Ltd.	447,404	29,163,053
		320,388,686

MEXICO — 2.4%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	4,781,005	26,961,158
Wal-Mart de Mexico S.A.B. de C.V.(a)	844,392	19,961,427
		46,922,585

NETHERLANDS — 2.4%
Gemalto N.V.	292,914	21,655,237
Royal Dutch Shell PLC - Class B(a)	507,239	24,951,087
		46,606,324

PERU — 2.1%
Credicorp Ltd.	302,907	39,683,846

SINGAPORE — 1.4%
Singapore Telecommunications Ltd.	9,468,580	26,834,317

SOUTH AFRICA — 1.2%
MTN Group Ltd.	2,538,929	23,250,329

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	2,740,319	18,216,822

SWEDEN — 3.9%
Sandvik A.B.	2,668,926	27,615,361
SKF A.B.(a)	1,520,374	26,758,582
Svenska Cellulosa A.B. SCA - Class B	633,853	19,808,150
		74,182,093

SWITZERLAND — 9.7%
ABB Ltd.*	1,415,616	27,588,024
Adecco S.A.	480,277	31,290,926
Coca-Cola HBC A.G.*	1,013,540	21,543,002
Givaudan S.A.	10,532	20,656,564
Nestle S.A.(a)	251,173	18,740,017
Novartis A.G.(a)	248,633	18,010,974
Roche Holding A.G.	104,522	25,728,325
Syngenta A.G.(a)	273,718	22,669,325
		186,227,157

TAIWAN — 3.0%
Largan Precision Co., Ltd.	349,000	$27,055,524
MediaTek, Inc.	3,880,930	29,784,667
		56,840,191

UNITED KINGDOM — 9.2%
Compass Group PLC	1,353,790	23,875,544
Diageo PLC(a)	195,469	21,085,241
Next PLC	242,160	18,780,181
Prudential PLC(a)	823,295	30,626,574
Reckitt Benckiser Group PLC	246,616	23,836,359
SABMiller PLC	268,380	16,404,212
Standard Life PLC	3,421,419	17,497,735
WPP PLC	1,059,552	24,757,879
		176,863,725

UNITED STATES — 4.2%
Aflac, Inc.	536,086	33,848,470
Mettler-Toledo International, Inc.*	77,567	26,741,999
Schlumberger Ltd.	263,057	19,400,454
		79,990,923

TOTAL COMMON STOCKS (Cost $1,421,086,705) — 96.4%		1,851,994,619

SHORT-TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.193%	58,000,000	58,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $58,000,000) — 3.0%		58,000,000

TOTAL INVESTMENTS (Cost $1,479,086,705) — 99.4%		1,909,994,619
Other assets less liabilities — 0.6%		10,758,355

TOTAL NET ASSETS — 100.0%		$1,920,752,974

(equivalent to $23.36 per share; unlimited shares of $1.00 par value capital shares authorized; 82,211,818 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 94.8%
BRAZIL — 4.1%
Hypermarcas S.A.*	66,400	$519,278
Odontoprev S.A.	56,900	180,399
		699,677

CHILE — 0.5%
SACI Falabella	12,200	85,203

CHINA — 13.0%
Greatview Aseptic Packaging Co., Ltd.	789,000	375,308
Haier Electronics Group Co., Ltd.	417,000	726,769
Haitian International Holdings Ltd.	173,000	296,607
Tencent Holdings Ltd.	40,800	833,104
		2,231,788

FRANCE — 2.3%
Sanofi(a)	9,700	389,552

INDIA — 10.9%
Bharti Airtel Ltd.	132,700	702,951
Essel Propack Ltd.	220,200	530,861
ITC Ltd.	65,500	324,669
Snowman Logistics Ltd.	388,558	312,442
		1,870,923

INDONESIA — 3.3%
Kalbe Farma Tbk P.T.	2,783,000	303,276
Mitra Adiperkasa Tbk P.T.*	721,900	261,321
		564,597

KENYA — 3.0%
Safaricom Ltd.	3,100,100	516,429

MALAYSIA — 0.5%
IHH Healthcare Bhd	50,000	84,070

MEXICO — 12.0%
Fomento Economico Mexicano S.A.B. de C.V.(a)	7,060	679,949
Fresnillo PLC	29,450	402,860
Grupo Lala S.A.B. de C.V.	204,300	556,713
Megacable Holdings S.A.B. de C.V.	102,462	424,918
		2,064,440

RUSSIA — 5.1%
Magnit PJSC	3,160	495,988
Mail.Ru Group Ltd.*(b)	17,430	378,231
		874,219

SOUTH AFRICA — 3.3%
Nampak Ltd.	393,300	$567,421

SOUTH KOREA — 8.4%
NAVER Corp.	1,355	754,752
Samsung Electronics Co., Ltd.	420	481,847
Samsung Electronics Co., Ltd.(b)	350	199,325
		1,435,924

TAIWAN — 3.9%
Advantech Co., Ltd.	36,000	264,541
Largan Precision Co., Ltd.	3,000	232,569
PChome Online, Inc.	16,000	176,237
		673,347

THAILAND — 3.0%
Mega Lifesciences PCL	1,074,100	519,036

TURKEY — 5.9%
Coca-Cola Icecek A.S.	41,700	607,934
Turk Traktor ve Ziraat Makineleri A.S.	13,728	408,995
		1,016,929

UNITED ARAB EMIRATES — 2.6%
Aramex PJSC	487,694	450,118

UNITED KINGDOM — 1.0%
Hikma Pharmaceuticals PLC	5,800	164,929

UNITED STATES — 8.3%
Abbott Laboratories	12,100	506,143
Anadarko Petroleum Corp.	4,718	219,717
Frank's International N.V.	17,300	285,104
PriceSmart, Inc.	1,100	93,038
Schlumberger Ltd.	4,229	311,889
		1,415,891

VIETNAM — 3.7%
Vietnam Dairy Products JSC	105,579	634,619

TOTAL COMMON STOCKS (Cost $16,417,085) — 94.8%		16,259,112

TOTAL INVESTMENTS (Cost $16,417,085) — 94.8%		16,259,112
Other assets less liabilities — 5.2%		899,136

TOTAL NET ASSETS — 100.0%		$17,158,248

(equivalent to $9.62 per share; unlimited shares of $1.00 par value capital shares authorized; 1,783,944 shares outstanding)

JSC - Joint Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 96.7%
AUSTRALIA — 1.5%
Amcor Ltd.	14,010	$154,104

CANADA — 3.8%
Alimentation Couche-Tard, Inc. - Class B	2,280	101,466
Enbridge, Inc.(a)	3,378	131,438
Gildan Activewear, Inc.	5,260	160,482
		393,386

CHINA — 1.0%
Tencent Holdings Ltd.	5,200	106,180

DENMARK — 2.4%
Novozymes A/S	1,670	75,078
Pandora A/S	1,300	170,230
		245,308

FRANCE — 3.8%
Air Liquide S.A.(b)	4,080	91,229
AXA S.A.	7,760	182,697
Valeo S.A.	800	124,533
		398,459

GERMANY — 4.4%
Bayer A.G.(b)	1,130	132,549
Muenchener Rueckversicherungs-Gesellschaft A.G.	780	158,654
Siemens A.G.	1,550	164,295
		455,498

IRELAND — 1.6%
Ryanair Holdings PLC(b)	1,998	171,468

JAPAN — 7.0%
Japan Tobacco, Inc.	4,000	166,689
Kao Corp.(b)	3,900	209,742
Sohgo Security Services Co., Ltd.	3,000	162,602
Sysmex Corp.	3,100	193,913
		732,946

MEXICO — 1.4%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	25,900	146,056

NETHERLANDS — 1.2%
NXP Semiconductors N.V.*	1,603	129,955

SWITZERLAND — 1.9%
Nestle S.A.(b)	1,740	129,821

Roche Holding A.G.(b)	2,204	$67,498
		197,319

UNITED KINGDOM — 2.5%
Diageo PLC(b)	761	82,089
Prudential PLC(b)	3,270	121,644
Vodafone Group PLC(b)	1,850	59,293
		263,026

UNITED STATES — 64.2%
Aflac, Inc.	2,400	151,536
Alaska Air Group, Inc.	1,510	123,850
Allergan PLC*	448	120,077
Alphabet, Inc. - Class A*	248	189,199
Alphabet, Inc. - Class C*	151	112,487
Amazon.com, Inc.*	180	106,855
Broadcom Ltd.	1,267	195,752
Broadridge Financial Solutions, Inc.	2,700	160,137
Charles Schwab Corp.	5,070	142,061
Chevron Corp.	1,797	171,434
Chipotle Mexican Grill, Inc.*	390	183,678
CNO Financial Group, Inc.	8,368	149,955
Cognizant Technology Solutions Corp. - Class A*	2,530	158,631
Diplomat Pharmacy, Inc.*	4,110	112,614
Dominion Resources, Inc.	1,334	100,210
Facebook, Inc. - Class A*	1,920	219,072
General Electric Co.	9,640	306,456
Hartford Financial Services Group, Inc.	5,108	235,377
Home Depot, Inc.	1,387	185,067
Integrated Device Technology, Inc.*	5,730	117,121
Kraft Heinz Co.	2,667	209,520
Marriott International, Inc. - Class A	1,700	121,006
Marsh & McLennan Cos., Inc.	3,390	206,078
McDonald's Corp.	1,340	168,411
Mettler-Toledo International, Inc.*	390	134,456
Microsemi Corp.*	4,400	168,564
Microsoft Corp.	4,370	241,355
NVR, Inc.*	90	155,916
Perrigo Co. PLC	1,169	149,550
Philip Morris International, Inc.	2,113	207,306
Phillips 66	1,340	116,031
Priceline Group, Inc.*	110	141,786
Ross Stores, Inc.	1,750	101,325
Schlumberger Ltd.	1,700	125,375
Signature Bank*	1,474	200,641
Southwest Airlines Co.	2,930	131,264
Texas Instruments, Inc.	2,990	171,686
Texas Roadhouse, Inc.	2,370	103,285
Tyson Foods, Inc. - Class A	1,975	131,654
Verizon Communications, Inc.	3,060	165,485
Walgreens Boots Alliance, Inc.	1,460	122,990

Zoetis, Inc.	4,290	$190,176
		6,705,429

TOTAL COMMON STOCKS (Cost $8,670,052) — 96.7%		10,099,134

TOTAL INVESTMENTS (Cost $8,670,052) — 96.7%		10,099,134
Other assets less liabilities — 3.3%		346,226

TOTAL NET ASSETS — 100.0%		$10,445,360

(equivalent to $12.30 per share; unlimited shares of $1.00 par value capital shares authorized; 849,027 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 19.3%
CBS Corp. - Class B	4,281	$235,840
Century Communities, Inc.*	9,053	154,535
Comcast Corp. - Class A	4,893	298,865
Isle of Capri Casinos, Inc.*	10,620	148,680
Lions Gate Entertainment Corp.	6,066	132,542
Norwegian Cruise Line Holdings Ltd.*	6,406	354,188
Service Corp. International	16,629	410,404
Time Warner, Inc.	2,806	203,575
TopBuild Corp.*	2,364	70,305
Vail Resorts, Inc.	1,009	134,903
Vista Outdoor, Inc.*	2,409	125,051
Whirlpool Corp.	1,145	206,489
Wolverine World Wide, Inc.	6,228	114,720
		2,590,097

CONSUMER STAPLES — 9.8%
Anheuser-Busch InBev S.A./N.V.(a)	1,654	206,188
Ingles Markets, Inc. - Class A	4,703	176,363
Kroger Co.	5,518	211,063
Spectrum Brands Holdings, Inc.	2,703	295,384
Walgreens Boots Alliance, Inc.	5,114	430,803
		1,319,801

FINANCIALS — 13.6%
Bank of America Corp.	13,139	177,639
Charles Schwab Corp.	8,141	228,111
CME Group, Inc.	2,121	203,722
Lazard Ltd. - Class A	4,204	163,115
MSCI, Inc.	1,256	93,045
Nasdaq, Inc.	3,890	258,218
PrivateBancorp, Inc.	5,773	222,838
Signature Bank*	1,690	230,043
SVB Financial Group*	2,043	208,488
WisdomTree Investments, Inc.	3,517	40,199
		1,825,418

HEALTH CARE — 13.7%
Adeptus Health, Inc. - Class A*	2,648	147,070
Amsurg Corp.*	2,591	193,289
Boston Scientific Corp.*	17,810	335,006
Centene Corp.*	4,845	298,307
HCA Holdings, Inc.*	1,802	140,646
Hologic, Inc.*	6,071	209,449
Team Health Holdings, Inc.*	5,510	230,373
Teleflex, Inc.	987	154,969
Varian Medical Systems, Inc.*	1,560	124,831
		1,833,940

INDUSTRIALS — 9.7%
Builders FirstSource, Inc.*	5,499	$61,974
Dycom Industries, Inc.*	2,556	165,296
HD Supply Holdings, Inc.*	3,869	127,948
Honeywell International, Inc.	2,756	308,810
Orbital ATK, Inc.	1,118	97,199
Sensata Technologies Holding N.V.*	7,530	292,465
United Rentals, Inc.*	1,952	121,395
Wabtec Corp.	1,609	127,578
		1,302,665

INFORMATION TECHNOLOGY — 22.9%
Alphabet, Inc. - Class C*	172	128,131
Amphenol Corp. - Class A	2,114	122,231
Broadcom Ltd.	2,227	344,072
Broadridge Financial Solutions, Inc.	3,999	237,181
Cypress Semiconductor Corp.	26,980	233,647
Euronet Worldwide, Inc.*	3,647	270,279
Integrated Device Technology, Inc.*	13,782	281,704
Microsemi Corp.*	8,862	339,503
NXP Semiconductors N.V.*	3,561	288,690
SS&C Technologies Holdings, Inc.	2,975	188,675
TE Connectivity Ltd.	4,512	279,383
Visa, Inc. - Class A	4,626	353,797
		3,067,293

MATERIALS — 9.7%
Ball Corp.	3,955	281,952
Carpenter Technology Corp.	1,664	56,959
Crown Holdings, Inc.*	5,574	276,414
LyondellBasell Industries N.V. - Class A	2,328	199,230
Martin Marietta Materials, Inc.	968	154,406
Sensient Technologies Corp.	3,305	209,735
Sherwin-Williams Co.	446	126,963
		1,305,659

TOTAL COMMON STOCKS
(Cost $12,956,867) — 98.7%		13,244,873

TOTAL INVESTMENTS
(Cost $12,956,867) — 98.7%		13,244,873
Other assets less liabilities — 1.3%		175,721

TOTAL NET ASSETS — 100.0%		$13,420,594

(equivalent to $11.21 per share; unlimited shares of $1.00 par value capital shares authorized; 1,197,298 shares outstanding)

*	Non-income producing security.
(a)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 13.2%
American Eagle Outfitters, Inc.	805,575	$13,428,935
Big Lots, Inc.	224,540	10,169,417
Chipotle Mexican Grill, Inc.*	12,470	5,872,996
Darden Restaurants, Inc.	198,950	13,190,385
DR Horton, Inc.	135,050	4,082,562
DSW, Inc. - Class A	117,850	3,257,374
Expedia, Inc.	51,275	5,528,470
Foot Locker, Inc.	119,900	7,733,550
Harman International Industries, Inc.	81,150	7,225,596
Lear Corp.	103,975	11,558,901
NVR, Inc.*	2,465	4,270,366
O'Reilly Automotive, Inc.*	59,050	16,159,623
Panera Bread Co. - Class A*	42,404	8,685,611
PulteGroup, Inc.	389,775	7,292,690
PVH Corp.	34,450	3,412,617
Ross Stores, Inc.	52,700	3,051,330
Royal Caribbean Cruises Ltd.(a)	96,700	7,943,905
Texas Roadhouse, Inc.	284,569	12,401,517
Thor Industries, Inc.	309,024	19,706,460
Vail Resorts, Inc.	74,650	9,980,705
		174,953,010

CONSUMER STAPLES — 7.0%
Casey's General Stores, Inc.	29,200	3,308,944
Clorox Co.	65,200	8,219,112
ConAgra Foods, Inc.	412,875	18,422,482
Hain Celestial Group, Inc.*	54,825	2,242,891
Hormel Foods Corp.	109,125	4,718,565
JM Smucker Co.	114,025	14,805,006
Kroger Co.	273,525	10,462,331
Molson Coors Brewing Co. - Class B	45,425	4,368,977
Monster Beverage Corp.*	55,961	7,464,078
Tyson Foods, Inc. - Class A	274,700	18,311,502
		92,323,888

ENERGY — 3.4%
Concho Resources, Inc.*	12,942	1,307,660
Gulfport Energy Corp.*	456,721	12,943,473
Oceaneering International, Inc.	220,691	7,335,769
Parsley Energy, Inc. - Class A*	331,875	7,500,375
Pioneer Natural Resources Co.	38,427	5,408,216
RPC, Inc.	731,850	10,377,633
		44,873,126

FINANCIALS — 25.5%
Affiliated Managers Group, Inc.*	49,208	7,991,379
Arch Capital Group Ltd.*(a)	250,025	17,776,778
Axis Capital Holdings Ltd.(a)	198,853	11,028,387

BankUnited, Inc.	458,825	$15,801,933
CBOE Holdings, Inc.	238,346	15,571,144
Citizens Financial Group, Inc.	1,328,767	27,837,669
Evercore Partners, Inc. - Class A	78,700	4,072,725
Hartford Financial Services Group, Inc.	206,225	9,502,848
Host Hotels & Resorts, Inc. REIT	662,275	11,059,993
KeyCorp	1,661,550	18,343,512
Lamar Advertising Co. - Class A REIT	299,905	18,444,158
Lazard Ltd. - Class A(a)	141,203	5,478,676
Lincoln National Corp.	275,950	10,817,240
National Retail Properties, Inc. REIT	396,125	18,300,975
Omega Healthcare Investors, Inc. REIT	514,900	18,175,970
Outfront Media, Inc. REIT	355,639	7,503,983
Public Storage REIT	15,400	4,247,782
Senior Housing Properties Trust REIT	1,224,850	21,912,566
Signature Bank*	108,451	14,762,350
SunTrust Banks, Inc.	150,000	5,412,000
T. Rowe Price Group, Inc.	590,646	43,388,855
Unum Group	362,700	11,214,684
White Mountains Insurance Group Ltd.(a)	22,750	18,259,150
		336,904,757

HEALTH CARE — 7.9%
ABIOMED, Inc.*	158,125	14,991,831
Amsurg Corp.*	71,823	5,357,996
BioMarin Pharmaceutical, Inc.*	16,975	1,400,098
Centene Corp.*	71,700	4,414,569
DaVita HealthCare Partners, Inc.*	137,600	10,097,088
Edwards Lifesciences Corp.*	68,125	6,009,306
Hologic, Inc.*	199,625	6,887,062
Humana, Inc.	64,927	11,878,395
Incyte Corp.*	80,400	5,826,588
Ionis Pharmaceuticals, Inc.*	47,425	1,920,713
Molina Healthcare, Inc.*	77,522	4,999,394
PAREXEL International Corp.*	64,136	4,023,251
PerkinElmer, Inc.	102,000	5,044,920
Perrigo Co. PLC(a)	48,653	6,224,178
St. Jude Medical, Inc.	250,500	13,777,500
Universal Health Services, Inc. - Class B	16,975	2,117,122
		104,970,011

INDUSTRIALS — 14.9%
Acuity Brands, Inc.	118,025	25,745,973
AMERCO	24,475	8,745,162
BWX Technologies, Inc.	470,220	15,780,583
Huntington Ingalls Industries, Inc.	74,450	10,195,183
J.B. Hunt Transport Services, Inc.	30,600	2,577,744
Kirby Corp.*	82,135	4,951,919
ManpowerGroup, Inc.	175,225	14,266,820
Masco Corp.	616,825	19,399,146
Old Dominion Freight Line, Inc.*	75,975	5,289,380
Orbital ATK, Inc.	196,875	17,116,313
Robert Half International, Inc.	317,100	14,770,518
Southwest Airlines Co.	161,225	7,222,880
Spirit Airlines, Inc.*	458,875	22,016,822

Textron, Inc.	402,934	$14,690,974
United Rentals, Inc.*	229,400	14,266,386
		197,035,803

INFORMATION TECHNOLOGY — 14.5%
Activision Blizzard, Inc.	297,750	10,075,860
Avnet, Inc.	84,141	3,727,446
Broadcom Ltd.(a)	23,875	3,688,688
Broadridge Financial Solutions, Inc.	117,675	6,979,304
Computer Sciences Corp.	808,700	27,811,193
CSRA, Inc.	386,200	10,388,780
DST Systems, Inc.	153,081	17,262,944
Fiserv, Inc.*	65,700	6,739,506
FLIR Systems, Inc.	336,275	11,080,261
Harris Corp.	139,275	10,843,952
IAC/InterActiveCorp	170,300	8,017,724
Integrated Device Technology, Inc.*	273,361	5,587,499
Jack Henry & Associates, Inc.	67,625	5,719,046
Lam Research Corp.	98,975	8,175,335
NVIDIA Corp.	359,875	12,822,346
NXP Semiconductors N.V.*(a)	27,450	2,225,372
Palo Alto Networks, Inc.*	70,275	11,464,664
Science Applications International Corp.	192,258	10,255,042
Skyworks Solutions, Inc.	137,846	10,738,203
Take-Two Interactive Software, Inc.*	213,075	8,026,535
		191,629,700

MATERIALS — 5.5%
Agnico Eagle Mines Ltd.(a)	359,725	13,007,656
Allegheny Technologies, Inc.	385,775	6,288,133
Celanese Corp.	246,725	16,160,487
Louisiana-Pacific Corp.*	203,925	3,491,196
Martin Marietta Materials, Inc.	59,473	9,486,538
Nucor Corp.	123,000	5,817,900
Steel Dynamics, Inc.	319,275	7,186,880
Vulcan Materials Co.	79,675	8,411,290
Westlake Chemical Corp.	68,675	3,179,653
		73,029,733

UTILITIES — 7.6%
American States Water Co.	193,725	7,625,016
American Water Works Co., Inc.	191,350	13,189,756
Atmos Energy Corp.	769,593	57,149,976
ONE Gas, Inc.	115,844	7,078,068
Xcel Energy, Inc.	380,400	15,908,328
		100,951,144

TOTAL COMMON STOCKS
(Cost $1,213,936,818) — 99.5%		1,316,671,172

SHORT-TERM INVESTMENTS — 0.6%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.193%	8,000,000	8,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,000,000) — 0.6%	$8,000,000

TOTAL INVESTMENTS (Cost $1,221,936,818) — 100.1%	1,324,671,172
Liabilities less other assets — (0.1)%	(801,915)

TOTAL NET ASSETS — 100.0%	$1,323,869,257

(equivalent to $14.45 per share; unlimited shares of $1.00 par value capital shares authorized; 91,647,882 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.9%
CONSUMER DISCRETIONARY — 15.6%
Buckle, Inc.	123,625	$4,187,179
Cracker Barrel Old Country Store, Inc.	41,500	6,335,805
iRobot Corp.*	114,900	4,055,970
Lindblad Expeditions Holdings, Inc.*	147,600	1,467,144
Monro Muffler Brake, Inc.	88,500	6,325,095
Sotheby's	100,800	2,694,384
Thor Industries, Inc.	63,831	4,070,503
WCI Communities, Inc.*	136,100	2,528,738
		31,664,818

ENERGY — 1.0%
Geospace Technologies Corp.*	57,060	704,120
Gulfport Energy Corp.*	44,600	1,263,964
		1,968,084

FINANCIALS — 10.8%
CNO Financial Group, Inc.	199,200	3,569,664
Cohen & Steers, Inc.	101,026	3,931,932
EverBank Financial Corp.	131,600	1,985,844
Hilltop Holdings, Inc.*	112,300	2,120,224
LendingTree, Inc.*	42,900	4,194,762
Mid-America Apartment Communities, Inc. REIT	38,800	3,965,748
PRA Group, Inc.*	72,910	2,142,825
		21,910,999

HEALTH CARE — 30.2%
Acorda Therapeutics, Inc.*	70,400	1,862,080
Adeptus Health, Inc. - Class A*	26,800	1,488,472
Air Methods Corp.*	92,300	3,343,106
Akorn, Inc.*	136,800	3,218,904
Bruker Corp.	225,600	6,316,800
Centene Corp.*	67,900	4,180,603
Cynosure, Inc. - Class A*	151,300	6,675,356
Genomic Health, Inc.*	66,200	1,639,774
HealthEquity, Inc.*	74,600	1,840,382
HMS Holdings Corp.*	98,400	1,412,040
ICU Medical, Inc.*	50,245	5,230,504
Impax Laboratories, Inc.*	95,700	3,064,314
Omnicell, Inc.*	158,000	4,403,460
PRA Health Sciences, Inc.*	99,500	4,254,620
Supernus Pharmaceuticals, Inc.*	137,500	2,096,875
Team Health Holdings, Inc.*	104,900	4,385,869
U.S. Physical Therapy, Inc.	84,450	4,199,699
Vascular Solutions, Inc.*	49,300	1,603,729
		61,216,587

INDUSTRIALS — 12.2%
Aegion Corp.*	131,100	$2,764,899
Alaska Air Group, Inc.	70,800	5,807,016
Celadon Group, Inc.	132,700	1,390,696
Chart Industries, Inc.*	42,700	927,444
Dycom Industries, Inc.*	47,300	3,058,891
Power Solutions International, Inc.*	35,608	491,390
PowerSecure International, Inc.*	42,500	794,325
Proto Labs, Inc.*	35,700	2,752,113
Radiant Logistics, Inc.*	247,200	882,504
Teledyne Technologies, Inc.*	35,600	3,137,784
Triumph Group, Inc.	29,000	912,920
WageWorks, Inc.*	36,300	1,837,143
		24,757,125

INFORMATION TECHNOLOGY — 26.7%
Acxiom Corp.*	32,600	698,944
ADTRAN, Inc.	78,600	1,589,292
Ambarella, Inc.*(a)	62,500	2,793,750
BroadSoft, Inc.*	142,800	5,761,980
Cognex Corp.	52,100	2,029,295
Daktronics, Inc.	214,500	1,694,550
Descartes Systems Group, Inc.*(a)	105,800	2,064,158
Electronics For Imaging, Inc.*	75,100	3,183,489
Envestnet, Inc.*	78,100	2,124,320
ePlus, Inc.*	41,200	3,317,012
II-VI, Inc.*	201,000	4,363,710
InvenSense, Inc.*	178,500	1,499,400
j2 Global, Inc.	69,900	4,304,442
Jack Henry & Associates, Inc.	59,500	5,031,915
Monotype Imaging Holdings, Inc.	129,800	3,104,816
Pegasystems, Inc.	64,100	1,626,858
Semtech Corp.*	130,500	2,869,695
Stratasys Ltd.*(a)	65,645	1,701,519
Veeco Instruments, Inc.*	117,900	2,296,692
Virtusa Corp.*	55,900	2,094,014
		54,149,851

MATERIALS — 2.4%
Balchem Corp.	59,500	3,690,190
Carpenter Technology Corp.	30,500	1,044,015
		4,734,205

TOTAL COMMON STOCKS (Cost $156,410,051) — 98.9%		200,401,669

TOTAL INVESTMENTS (Cost $156,410,051) — 98.9%	$200,401,669
Other assets less liabilities — 1.1%	2,330,910

TOTAL NET ASSETS — 100.0%	$202,732,579

(equivalent to $21.32 per share; unlimited shares of $1.00 par value capital shares authorized; 9,509,592 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 10.1%
Ally Auto Receivables Trust
Series 2016-2, Class A2, 1.170%, 10/15/18(a)	$415,000	$415,188
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class A2A, 0.770%, 4/9/18(a)	62,103	62,051
Series 2015-2, Class A2A, 0.830%, 9/10/18(a)	290,830	290,303
Series 2014-1, Class A3, 0.900%, 2/8/19(a)	144,589	144,313
Bank of The West Auto Trust
Series 2015-1, Class A3, 1.310%, 10/15/19(a)(b)	655,000	653,955
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6, 1.320%, 9/7/18(a)	500,000	500,922
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2, 0.653%, 10/25/36(a)(c)	19,655	19,603
Ford Credit Auto Owner Trust
Series 2015-A, Class A3, 1.280%, 9/15/19(a)	205,000	205,375
GMACM Home Equity Loan Trust
Series 2003-HE1, Class A3, 0.713%, 4/25/33(a)(c)	268,372	249,493
GSAA Trust
Series 2006-S1, Class 1A1, 0.753%, 1/25/37(a)(c)	134,047	41,501
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	370,833	370,736
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	30	30
Honda Auto Receivables Owner Trust
Series 2014-4, Class A3, 0.990%, 9/17/18(a)	545,000	544,844
Huntington Auto Trust
Series 2015-1, Class A3, 1.240%, 9/16/19(a)	570,000	570,182
Hyundai Auto Receivables Trust
Series 2013-B, Class A3, 0.710%, 9/15/17(a)	41,232	41,225
Series 2015-A, Class A2, 0.680%, 10/16/17(a)	74,613	74,601
Series 2016-A, Class A2A, 1.210%, 6/17/19(a)	260,000	260,322
MSCC Heloc Trust
Series 2007-1, Class A, 0.533%, 12/25/31(a)(c)	223,668	218,425
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A3, 0.840%, 11/15/17(a)	160,579	160,535
Series 2014-A, Class A3, 0.720%, 8/15/18(a)	265,312	264,973
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2, 1.053%, 1/25/36(a)(b)(c)	38,653	35,112
SLM Student Loan Trust
Series 2005-10, Class A4, 0.729%, 10/25/19(a)(c)	41,103	40,919
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2, 1.033%, 12/25/35(a)(b)(c)	29,482	29,083
SunTrust Auto Receivables Trust
Series 2015-1A, Class A2, 0.990%, 6/15/18(a)(b)	416,103	416,049
Toyota Auto Receivables Owner Trust
Series 2015-A, Class A2, 0.710%, 7/17/17(a)	78,304	78,270

TOTAL ASSET-BACKED SECURITIES (Cost $5,675,420) — 10.1%		5,688,010

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4A, 5.586%, 6/24/50(a)(b)(c)	243,951	246,805
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	206,330	205,899

Series 2014-GC19, Class A1, 1.199%, 3/10/47(a)	$97,653	$96,188
COMM Mortgage Trust
Series 2013-LC13, Class A1, 1.309%, 8/10/46(a)	66,459	66,414
Series 2014-CR15, Class A1, 1.218%, 2/10/47(a)	73,801	73,569
Series 2014-CR16, Class A1, 1.445%, 4/10/47(a)	76,904	76,932
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	23,003	22,962
GS Mortgage Securities Trust
Series 2012-GCJ7, Class A1, 1.144%, 5/10/45(a)	52,836	52,816
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-CBM, Class A, 1.336%, 10/15/29(b)(c)	460,000	455,182
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1, 1.085%, 7/15/45(a)	253,114	251,776
Series 2016-C1, Class A1, 1.695%, 3/15/49(a)	425,000	425,107
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3, 5.347%, 11/15/38(a)	160,000	161,456
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49(a)	132,222	133,658
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	93,449	93,255
Series 2013-C7, Class A1, 0.738%, 2/15/46(a)	32,940	32,877
Series 2015-C26, Class A1, 1.591%, 10/15/48(a)	253,376	254,135
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1, 0.673%, 12/10/45(a)	84,534	84,192
Series 2013-C6, Class A1, 0.802%, 4/10/46(a)	107,422	106,743
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A1, 1.679%, 11/15/48(a)	275,942	275,991
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	41,097	40,891
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	45,401	45,233
Series 2013-C14, Class A1, 0.836%, 6/15/46(a)	88,954	88,346
Series 2013-C17, Class A1, 1.154%, 12/15/46(a)	355,772	354,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,670,481) — 6.5%		3,644,927

CORPORATE BONDS — 33.0%
21st Century Fox America, Inc.
8.000%, 10/17/16	285,000	295,192
Aflac, Inc.
2.650%, 2/15/17	205,000	207,916
Ally Financial, Inc.
5.500%, 2/15/17	370,000	376,778
3.250%, 2/13/18	105,000	103,950
American Express Credit Corp.
1.125%, 6/5/17	360,000	359,672
2.125%, 3/18/19	205,000	206,904
American Honda Finance Corp.
1.500%, 9/11/17(b)	190,000	190,406
1.500%, 3/13/18	105,000	105,568
American International Group, Inc.
5.850%, 1/16/18	265,000	284,089
Anadarko Petroleum Corp.
5.950%, 9/15/16	220,000	223,820
6.375%, 9/15/17	415,000	434,910
AT&T, Inc.
2.450%, 6/30/20(a)	310,000	314,129
Bank of America Corp.
1.700%, 8/25/17	565,000	565,760
Barclays PLC
2.000%, 3/16/18	240,000	235,730
BB&T Corp.
2.250%, 2/1/19(a)	480,000	488,165

BP Capital Markets PLC
1.375%, 5/10/18	$145,000	$144,146
British Telecommunications PLC
1.250%, 2/14/17	185,000	184,930
Caterpillar Financial Services Corp.
1.700%, 6/16/18	260,000	262,079
Chevron Corp.
1.961%, 3/3/20(a)	130,000	131,745
Citigroup, Inc.
1.850%, 11/24/17	175,000	175,395
2.500%, 9/26/18	205,000	208,135
2.050%, 12/7/18	420,000	421,760
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	270,000	271,011
ConocoPhillips Co.
1.500%, 5/15/18	395,000	389,022
4.200%, 3/15/21(a)	95,000	99,210
Credit Suisse A.G.
1.375%, 5/26/17	360,000	358,978
Daimler Finance North America, LLC
1.375%, 8/1/17(b)	220,000	220,603
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)	215,000	216,901
Devon Energy Corp.
2.250%, 12/15/18(a)	275,000	256,654
DPL, Inc.
6.500%, 10/15/16(a)	26,000	26,520
Ensco PLC
4.700%, 3/15/21	115,000	80,255
ERAC USA Finance, LLC
6.375%, 10/15/17(b)	330,000	352,539
Ford Motor Credit Co., LLC
4.250%, 2/3/17	545,000	557,160
1.724%, 12/6/17	465,000	461,572
Freeport-McMoRan, Inc.
4.000%, 11/14/21	140,000	99,050
General Mills, Inc.
1.400%, 10/20/17	125,000	125,725
Goldman Sachs Group, Inc.
2.900%, 7/19/18	105,000	107,452
2.625%, 1/31/19	555,000	565,972
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	515,000	533,998
Hess Corp.
1.300%, 6/15/17	170,000	167,997
HSBC USA, Inc.
2.000%, 8/7/18	195,000	195,609
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	240,000	252,000
Jersey Central Power & Light Co.
5.650%, 6/1/17	316,000	327,886
JPMorgan Chase & Co.
1.625%, 5/15/18	50,000	50,103
2.350%, 1/28/19	555,000	565,427
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	130,000	135,428
Kraft Heinz Foods Co.
2.800%, 7/2/20(a)(b)	325,000	333,821
Liberty Mutual Group, Inc.
6.700%, 8/15/16(b)	285,000	290,525

Liberty Property LP
5.500%, 12/15/16	$175,000	$179,750
Marathon Oil Corp.
2.700%, 6/1/20(a)	230,000	195,179
MetLife, Inc.
1.756%, 12/15/17	755,000	759,168
Morgan Stanley
2.800%, 6/16/20	280,000	285,099
New York Life Global Funding
1.125%, 3/1/17(b)	95,000	95,250
1.450%, 12/15/17(b)	215,000	215,287
1.300%, 4/27/18(b)	180,000	180,080
Noble Holding International Ltd.
2.500%, 3/15/17	105,000	99,356
4.000%, 3/16/18	90,000	83,599
Plains All American Pipeline LP / PAA Finance Corp.
8.750%, 5/1/19	40,000	44,220
PNC Bank N.A.
1.850%, 7/20/18(a)	275,000	277,430
Principal Life Global Funding II
1.500%, 9/11/17(b)	255,000	255,448
Prudential Financial, Inc.
3.000%, 5/12/16	270,000	270,628
PSEG Power, LLC
2.450%, 11/15/18(a)	245,000	246,135
Shell International Finance B.V.
2.125%, 5/11/20	355,000	358,291
Southern Power Co.
1.500%, 6/1/18	190,000	188,491
Toyota Motor Credit Corp.
1.700%, 2/19/19	280,000	282,614
Transocean, Inc.
6.500%, 11/15/20	215,000	150,500
UBS A.G.
5.875%, 12/20/17	145,000	155,366
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	90,905	97,541
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	117,272	132,708
Vale Overseas Ltd.
4.625%, 9/15/20	120,000	110,700
Verizon Communications, Inc.
3.650%, 9/14/18	380,000	399,785
Wells Fargo & Co.
1.400%, 9/8/17	565,000	566,006

TOTAL CORPORATE BONDS (Cost $18,678,863) — 33.0%		18,591,228

MORTGAGE-BACKED SECURITIES — 25.8%
Fannie Mae Pool
1.730%, 1/1/17	410,000	411,261
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	51,490	52,155
Series 2011-143, Class AC, 1.750%, 4/25/21	286,278	288,598
Series 2011-145, Class A, 1.750%, 6/25/21	298,429	300,600
Series 2011-141, Class EA, 1.750%, 7/25/21	212,884	214,404
Series 2011-143, Class M, 1.750%, 1/25/22	141,164	142,024
Series 2008-76, Class GF, 1.083%, 9/25/23(c)	37,357	37,536
Series 2013-136, Class KA, 2.000%, 5/25/25	324,281	326,973

Series 2011-122, Class A, 3.000%, 12/25/25	$151,329	$154,972
Series 2011-88, Class AB, 2.500%, 9/25/26	151,853	153,823
Fannie Mae-Aces
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	168,294	168,193
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	1,538,843	1,541,968
Series 2012-M13, Class ASQ2, 1.246%, 8/25/17	891,644	890,977
Series 2014-M13, Class ASQ2, 1.637%, 11/25/17	1,143,775	1,150,785
Series 2014-M6, Class FA, 0.692%, 12/25/17(c)	196,393	195,851
Series 2012-M9, Class ASQ2, 1.513%, 12/25/17	547,165	548,806
Series 2013-M4, Class ASQ2, 1.451%, 2/25/18	161,961	162,321
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	235,450	235,324
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	275,000	276,019
Series 2013-M13, Class A, 1.600%, 5/25/18	263,377	265,154
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19	582,228	581,637
Series 2016-M1, Class ASQ1, 1.374%, 7/25/19(a)	363,818	365,198
Series 2015-M13, Class ASQ1, 0.856%, 9/25/19	413,905	412,621
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	353,954	355,829
Series 2016-M3, Class ASQ1, 1.468%, 3/25/21	555,000	557,514
Series 2012-M2, Class A1, 1.824%, 2/25/22	147,140	148,824
FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2, 1.655%, 11/25/16(a)	696,482	697,024
Series K502, Class A2, 1.426%, 8/25/17(a)	247,940	248,682
Series K504, Class A1, 1.680%, 10/25/19(a)	226,773	228,981
Series KP02, Class A1, 1.329%, 1/25/20(a)(c)	1,116,885	1,118,915
Freddie Mac Gold Pool
3.000%, 7/1/24	320,406	335,515
Freddie Mac REMICS
Series 4350, Class CA, 2.000%, 10/15/19(a)	237,049	239,815
Series 3836, Class MC, 2.000%, 5/15/20(a)	85,165	85,708
Series 4383, Class JC, 2.000%, 5/15/23(a)	231,877	234,113
Series 3683, Class JH, 2.500%, 12/15/23(a)	30,922	30,956
Series 4399, Class A, 2.500%, 7/15/24(a)	148,916	150,697
Series 3939, Class WB, 3.000%, 10/15/25(a)	462,480	472,459
Series 3768, Class DE, 2.250%, 11/15/28(a)	60,475	60,855
Series 4302, Class AB, 1.750%, 11/15/29(a)	385,708	387,979
Series 2764, Class UE, 5.000%, 10/15/32(a)	46,332	47,991
Government National Mortgage Association
Series 2014-18, Class HJ, 3.000%, 7/20/36(a)	248,848	252,132

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,540,021) — 25.8%		14,531,189

OTHER GOVERNMENTS — 1.0%
Petrobras Global Finance B.V.
2.238%, 5/20/16(c)	285,000	284,942
2.762%, 1/15/19(c)	95,000	77,197
Petroleos Mexicanos
5.500%, 2/4/19(b)	110,000	115,225
3.500%, 7/23/20	100,000	98,000

TOTAL OTHER GOVERNMENTS (Cost $583,326) — 1.0%		575,364

U.S. GOVERNMENT AND AGENCIES — 21.5%
NCUA Guaranteed Notes Trust
Series 2010-A1, Class A, 0.792%, 12/7/20(a)(c)	503,764	502,595
United States Treasury Note
0.875%, 12/31/16	2,330,000	2,335,005
0.625%, 9/30/17	1,050,000	1,048,647
0.875%, 11/15/17	525,000	526,312
1.000%, 5/31/18	4,625,000	4,646,682

1.000%, 9/15/18	$3,055,000	$3,069,560

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $12,085,550) — 21.5%		12,128,801

SHORT-TERM INVESTMENTS — 1.7%
UMB Money Market Fiduciary, 0.010%	959,185	959,185

TOTAL SHORT-TERM INVESTMENTS (Cost $959,185) — 1.7%		959,185

TOTAL INVESTMENTS (Cost $56,192,846) — 99.6%		56,118,704
Other assets less liabilities — 0.4%		253,634

TOTAL NET ASSETS — 100.0%		$56,372,338

(equivalent to $10.04 per share; unlimited shares of $1.00 par value capital shares authorized; 5,612,435 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Rule 144A restricted security. Total value of these securities is $4,673,007 which represents 8.3% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.
(c)	Variable, floating, or step rate security (presented at the current rate as of period end).

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.5%
Hertz Vehicle Financing II LP
Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)	$1,155,000	$1,154,473
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	1,604,167	1,603,747
Mid-State Trust XI
Series 11, Class A1, 4.864%, 7/15/38(a)	305,465	324,391

TOTAL ASSET-BACKED SECURITIES (Cost $3,066,028) — 1.5%		3,082,611

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	743,852	743,908
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	1,435,000	1,545,339
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	308,820	308,176
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	75,489	75,367
Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	265,328	270,772
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	267,674	267,190
GS Mortgage Securities Trust
Series 2007-GG10, Class A4, 5.794%, 8/10/45(a)(c)	2,409,929	2,482,261
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	807,234	804,108
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	138,475	138,187
Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	1,090,000	1,105,891
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A, 5.794%, 8/15/45(a)(b)(c)	1,953,674	1,997,768
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	593,816	590,955
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	727,032	723,816
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	357,866	356,540

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,790,367) — 5.6%		11,410,278

CORPORATE BONDS — 22.8%
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	639,202	675,956
American Airlines 2013-1 Class A Pass-Through Trust
4.000%, 1/15/27	818,544	842,077
American Express Credit Corp.
2.600%, 9/14/20(a)	1,105,000	1,131,811
Anadarko Petroleum Corp.
4.500%, 7/15/44(a)	570,000	447,130

Bank of America N.A.
1.750%, 6/5/18	$1,570,000	$1,569,626
2.050%, 12/7/18	390,000	393,547
Barclays PLC
2.000%, 3/16/18(d)	915,000	898,721
2.750%, 11/8/19(d)	770,000	764,772
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust
6.462%, 1/15/21	393,430	429,823
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust
4.575%, 1/15/21	584,343	615,021
Capital One N.A.
1.650%, 2/5/18(a)	935,000	928,265
2.350%, 8/17/18(a)	740,000	743,810
Citigroup, Inc.
1.800%, 2/5/18	1,715,000	1,713,264
2.150%, 7/30/18	745,000	749,080
ConocoPhillips Co.
3.350%, 5/15/25(a)	1,150,000	1,099,976
Credit Suisse A.G.
1.750%, 1/29/18(d)	1,095,000	1,096,946
CSX Transportation, Inc.
6.251%, 1/15/23	585,591	676,358
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	1,330,000	1,341,269
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	723,546	832,078
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)(d)	1,905,000	1,921,840
Devon Energy Corp.
5.000%, 6/15/45(a)	570,000	425,429
Ford Motor Credit Co., LLC
2.145%, 1/9/18	1,345,000	1,343,407
2.240%, 6/15/18	805,000	806,024
2.875%, 10/1/18	4,100,000	4,174,513
2.551%, 10/5/18	775,000	777,681
3.200%, 1/15/21	860,000	879,011
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	800,000	829,512
HSBC USA, Inc.
2.000%, 8/7/18	870,000	872,718
ING Bank N.V.
3.750%, 3/7/17(b)(d)	2,005,000	2,049,591
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	605,000	619,550
2.550%, 3/1/21(a)	710,000	716,295
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	1,030,000	1,027,811
Marathon Oil Corp.
3.850%, 6/1/25(a)	700,000	568,821
McDonald's Corp.
2.100%, 12/7/18	575,000	586,661
New York Life Global Funding
1.450%, 12/15/17(b)	925,000	926,234
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	421,954	472,589
Reliance Standard Life Global Funding II
2.500%, 1/15/20(b)	690,000	692,246
Shell International Finance B.V.
3.250%, 5/11/25(d)	1,385,000	1,398,069
UBS A.G.
1.800%, 3/26/18(d)	1,550,000	1,555,239

Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404%, 7/2/25	$798,980	$888,743
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	1,400,568	1,584,916
Union Pacific Railroad Co. 2006 Pass-Through Trust
5.866%, 7/2/30	603,701	703,147
UnitedHealth Group, Inc.
1.900%, 7/16/18	755,000	766,810
Verizon Communications, Inc.
1.350%, 6/9/17	1,835,000	1,840,263
Wells Fargo & Co.
2.600%, 7/22/20	1,195,000	1,222,821

TOTAL CORPORATE BONDS (Cost $46,144,708) — 22.8%		46,599,471

MORTGAGE-BACKED SECURITIES — 14.8%
Fannie Mae Pool
3.330%, 7/1/20	615,619	644,210
3.330%, 10/1/20	1,219,457	1,303,897
3.230%, 11/1/20	1,300,449	1,385,874
2.160%, 1/1/23	3,587,768	3,645,778
4.000%, 4/1/24	310,496	330,444
2.500%, 3/1/26	400,780	414,180
2.100%, 12/1/27	1,188,631	1,203,569
4.550%, 10/1/33	922,487	921,892
5.970%, 1/1/40	185,664	226,772
5.970%, 1/1/40	348,120	440,307
5.100%, 12/1/40	293,462	358,778
Fannie Mae REMICS
Series 2008-76, Class GF, 1.083%, 9/25/23(c)	191,426	192,341
Fannie Mae-Aces
Series 2015-M1, Class ASQ1, 0.782%, 2/25/18	1,074,533	1,072,481
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	1,126,797	1,126,196
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	685,000	687,539
Series 2013-M14, Class A, 1.700%, 8/25/18	1,786,860	1,793,262
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19	2,305,806	2,303,466
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	161,692	161,612
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,098,875	1,124,003
Series 2016-M2, Class ABV2, 2.131%, 1/25/23	815,000	809,255
Series 2016-M3, Class ASQ2, 2.263%, 2/25/23(c)	1,080,000	1,087,533
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	1,036,370	1,065,887
Series 2014-M13, Class AB2, 2.951%, 8/25/24(c)	765,000	796,784
Series 2015-M11, Class A1, 2.097%, 4/25/25	1,011,499	1,027,127
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	174,347	179,420
Series 4233, Class MD, 1.750%, 3/15/25(a)	576,588	579,319
Series 3873, Class DG, 3.000%, 7/15/27(a)	15,894	15,913
Series 3688, Class JA, 3.500%, 1/15/30(a)	152,138	154,987
Ginnie Mae I Pool
2.140%, 8/15/23	883,655	901,147
2.730%, 6/15/32	4,101,694	4,167,341
Ginnie Mae II Pool
7.000%, 7/20/16	188	188

TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,143,105) — 14.8%		30,121,502

OTHER GOVERNMENTS — 1.5%
Petrobras Global Finance B.V.
2.762%, 1/15/19(c)(d)	885,000	719,151

Petroleos Mexicanos
3.500%, 7/18/18(d)	$735,000	$744,922
4.500%, 1/23/26(d)	605,000	563,558
6.875%, 8/4/26(b)(d)	510,000	552,075
5.625%, 1/23/46(d)	520,000	437,008

TOTAL OTHER GOVERNMENTS (Cost $3,244,724) — 1.5%		3,016,714

U.S. GOVERNMENT AND AGENCIES — 48.0%
United States Treasury Bill
0.337%, 5/5/16	4,100,000	4,098,715
United States Treasury Bond
3.000%, 11/15/45	9,525,000	10,282,904
2.500%, 2/15/46	7,025,000	6,849,649
United States Treasury Note
1.375%, 9/30/20	26,895,000	27,119,815
1.750%, 9/30/22	11,165,000	11,336,405
1.500%, 2/28/23	8,790,000	8,765,626
1.625%, 2/15/26	29,845,000	29,411,322

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $96,603,456) — 48.0%		97,864,436

SHORT-TERM INVESTMENTS — 5.3%
UMB Money Market Fiduciary, 0.010%	10,734,493	10,734,493

TOTAL SHORT-TERM INVESTMENTS (Cost $10,734,493) — 5.3%		10,734,493

TOTAL INVESTMENTS
(Cost $200,726,881) — 99.5%		202,829,505
Other assets less liabilities — 0.5%		987,184

TOTAL NET ASSETS — 100.0%		$203,816,689

(equivalent to $11.72 per share; unlimited shares of $1.00 par value capital shares authorized; 17,118,554 shares outstanding for Institutional Class; equivalent to $11.72 per share; unlimited shares of $1.00 par value capital shares authorized; 277,135 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Rule 144A restricted security. Total value of these securities is $12,239,243 which represents 6.0% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.
(c)	Variable, floating, or step rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.6%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2, 0.653%, 10/25/36(a)(b)	$27,247	$27,175
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	563,391	535,097
Hertz Vehicle Financing II LP
Series 2015-2A, Class A, 2.020%, 9/25/19(a)(c)	4,165,000	4,163,101
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	3,729,167	3,728,189
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	40	40
Series 2003-HS3, Class A2A, 0.713%, 8/25/33(a)(b)	81,610	77,158
Series 2006-HSA2, Class AI3, 5.500%, 3/25/36(a)(b)	549,916	333,408
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)(b)	820,000	271,766
Mid-State Trust XI
Series 11, Class A1, 4.864%, 7/15/38(a)	649,114	689,331
MSCC Heloc Trust
Series 2007-1, Class A, 0.533%, 12/25/31(a)(b)	1,697,051	1,657,270
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2, 1.053%, 1/25/36(a)(b)(c)	235,916	214,305
RFMSII Trust
Series 2006-HSA1, Class A4, 5.990%, 2/25/36(a)(b)	1,099,433	929,352
SACO I Trust
Series 2006-9, Class A1, 0.733%, 8/25/36(a)(b)	380,277	506,680
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2, 1.033%, 12/25/35(a)(b)(c)	157,856	155,722

TOTAL ASSET-BACKED SECURITIES (Cost $12,405,015) — 1.6%		13,288,594

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	1,298,751	1,298,849
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	5,600,000	6,030,590
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,182,688	1,180,219
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1, 0.666%, 10/15/45(a)	120,782	120,587
Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	3,512,435	3,584,504
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	578,218	577,172
GS Mortgage Securities Trust
Series 2007-GG10, Class A4, 5.794%, 8/10/45(a)(b)	5,202,456	5,358,603
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	1,536,952	1,531,000
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	255,712	255,180
Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	4,075,000	4,134,409
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	1,558,766	1,551,256
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	1,206,959	1,201,620

WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	$1,289,920	$1,285,142

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,323,486) — 3.3%		28,109,131

CORPORATE BONDS — 21.7%
Ally Financial, Inc.
3.600%, 5/21/18	3,825,000	3,791,531
3.250%, 11/5/18	2,440,000	2,399,740
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	1,252,963	1,325,009
American Express Credit Corp.
2.600%, 9/14/20(a)	3,805,000	3,897,321
American International Group, Inc.
6.400%, 12/15/20	1,400,000	1,626,839
Anadarko Petroleum Corp.
6.450%, 9/15/36	3,555,000	3,549,845
4.500%, 7/15/44(a)	1,390,000	1,090,369
Apache Corp.
4.750%, 4/15/43(a)	4,895,000	4,393,874
4.250%, 1/15/44(a)	1,390,000	1,168,157
Bank of America N.A.
1.750%, 6/5/18	4,870,000	4,868,841
2.050%, 12/7/18	1,490,000	1,503,550
Barclays PLC
2.000%, 3/16/18(d)	2,895,000	2,843,495
2.750%, 11/8/19(d)	2,170,000	2,155,266
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust
6.462%, 1/15/21	749,569	818,904
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust
4.967%, 4/1/23	563,993	605,098
Capital One N.A.
1.650%, 2/5/18(a)	2,770,000	2,750,048
2.350%, 8/17/18(a)	2,870,000	2,884,775
Chesapeake Energy Corp.
3.872%, 4/15/19(a)(b)	3,040,000	1,178,000
5.375%, 6/15/21(a)	1,225,000	434,875
4.875%, 4/15/22(a)	2,125,000	743,750
Citigroup, Inc.
1.800%, 2/5/18	5,075,000	5,069,864
2.150%, 7/30/18	2,440,000	2,453,361
Credit Suisse A.G.
1.750%, 1/29/18(d)	3,605,000	3,611,406
Daimler Finance North America, LLC
2.000%, 8/3/18(c)	4,350,000	4,386,858
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	1,156,011	1,329,412
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(c)(d)	3,325,000	3,354,393
Devon Energy Corp.
5.850%, 12/15/25(a)	4,920,000	4,748,971
5.600%, 7/15/41(a)	1,770,000	1,386,264
Energy Transfer Partners LP
4.050%, 3/15/25(a)	5,165,000	4,545,629
Ensco PLC
4.700%, 3/15/21(d)	4,925,000	3,437,010
5.750%, 10/1/44(a)(d)	2,310,000	1,143,450
Enterprise Products Operating, LLC
3.700%, 2/15/26(a)	660,000	647,350
Ford Motor Credit Co., LLC
2.145%, 1/9/18	4,625,000	4,619,524
5.000%, 5/15/18	6,170,000	6,515,057

2.240%, 6/15/18	$4,225,000	$4,230,374
2.551%, 10/5/18	2,800,000	2,809,688
3.200%, 1/15/21	3,265,000	3,337,176
4.375%, 8/6/23	2,625,000	2,793,171
Freeport-McMoRan, Inc.
3.875%, 3/15/23(a)	2,795,000	1,893,613
5.400%, 11/14/34(a)	640,000	392,000
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	2,425,000	2,514,458
HSBC USA, Inc.
2.000%, 8/7/18	2,845,000	2,853,888
ING Bank N.V.
3.750%, 3/7/17(c)(d)	6,700,000	6,849,008
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,945,000	6,087,977
2.550%, 3/1/21(a)	2,835,000	2,860,135
3.250%, 9/23/22	1,780,000	1,856,421
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	2,470,000	2,464,751
Marathon Oil Corp.
3.850%, 6/1/25(a)	7,620,000	6,192,027
McDonald's Corp.
2.100%, 12/7/18	2,090,000	2,132,385
New York Life Global Funding
1.450%, 12/15/17(c)	2,745,000	2,748,662
Noble Holding International Ltd.
3.950%, 3/15/22(d)	1,005,000	613,050
5.950%, 4/1/25(a)(d)	965,000	627,250
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	1,684,147	1,886,245
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25(a)	4,500,000	4,160,331
Reliance Standard Life Global Funding II
2.500%, 1/15/20(c)	2,050,000	2,056,673
Transocean, Inc.
4.300%, 10/15/22(a)(d)	5,645,000	3,118,862
6.800%, 3/15/38(d)	1,215,000	607,500
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	1,037,298	1,198,727
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	2,325,363	2,598,593
UBS A.G.
1.800%, 3/26/18(d)	5,620,000	5,638,996
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	358,273	384,427
UnitedHealth Group, Inc.
1.900%, 7/16/18	2,475,000	2,513,716
Vale Overseas Ltd.
6.875%, 11/21/36(d)	930,000	734,421
Verizon Communications, Inc.
1.350%, 6/9/17	4,615,000	4,628,236
Weatherford International Ltd.
4.500%, 4/15/22(a)(d)	3,685,000	2,957,212
Wells Fargo & Co.
2.600%, 7/22/20	3,905,000	3,995,912
Williams Partners LP
4.000%, 9/15/25(a)	3,990,000	3,210,741

TOTAL CORPORATE BONDS (Cost $186,294,678) — 21.7%		184,224,462

MORTGAGE-BACKED SECURITIES — 9.8%
Fannie Mae Pool
3.330%, 7/1/20	$1,311,855	$1,372,780
3.330%, 10/1/20	3,137,704	3,354,971
3.230%, 11/1/20	3,339,480	3,558,848
2.160%, 1/1/23	6,983,501	7,096,417
4.000%, 4/1/24	927,792	987,399
2.500%, 3/1/26	835,773	863,718
2.100%, 12/1/27	2,302,972	2,331,916
5.970%, 1/1/40	691,599	844,727
5.970%, 1/1/40	533,785	675,137
5.100%, 12/1/40	470,471	575,183
Fannie Mae-Aces
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	11,040,397	11,062,820
Series 2015-M1, Class ASQ1, 0.782%, 2/25/18	3,161,843	3,155,808
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	3,136,531	3,134,859
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	1,905,000	1,912,060
Series 2013-M14, Class A, 1.700%, 8/25/18	4,061,046	4,075,596
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19	8,761,140	8,752,247
Series 2014-M5, Class ASQ1, 0.986%, 3/25/19	369,804	369,619
Series 2016-M2, Class ABV2, 2.131%, 1/25/23	3,190,000	3,167,514
Series 2016-M3, Class ASQ2, 2.263%, 2/25/23(b)	4,145,000	4,173,911
Series 2014-M1, Class A1, 2.325%, 7/25/23(b)	2,517,869	2,589,581
Series 2014-M13, Class AB2, 2.951%, 8/25/24(b)	2,225,000	2,317,444
Series 2015-M11, Class A1, 2.097%, 4/25/25	3,305,522	3,356,592
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	823,809	847,778
Series 4233, Class MD, 1.750%, 3/15/25(a)	1,703,635	1,711,704
Series 3873, Class DG, 3.000%, 7/15/27(a)	42,005	42,056
Ginnie Mae I Pool
2.140%, 8/15/23	2,287,527	2,332,807
2.730%, 6/15/32	8,535,240	8,671,846

TOTAL MORTGAGE-BACKED SECURITIES (Cost $81,206,220) — 9.8%		83,335,338

OTHER GOVERNMENTS — 1.9%
Petrobras Global Finance B.V.
2.762%, 1/15/19(b)(d)	1,610,000	1,308,286
6.250%, 3/17/24(d)	4,260,000	3,406,722
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	10,360,000	3,196,060
5.375%, 4/12/27(d)	1,260,000	399,924
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,270,000	1,287,145
4.500%, 1/23/26(d)	1,775,000	1,653,413
6.875%, 8/4/26(c)(d)	2,000,000	2,165,000
5.625%, 1/23/46(d)	3,600,000	3,025,440

TOTAL OTHER GOVERNMENTS (Cost $17,123,590) — 1.9%		16,441,990

U.S. GOVERNMENT AND AGENCIES — 50.9%
United States Treasury Bill
0.340%, 5/5/16	40,225,000	40,212,254
United States Treasury Bond
3.000%, 11/15/45	37,225,000	40,186,993
2.500%, 2/15/46	27,730,000	27,037,832
United States Treasury Note
0.250%, 4/15/16	5,900,000	5,900,130
1.375%, 9/30/20	150,480,000	151,737,862
1.750%, 9/30/22	23,735,000	24,099,380

1.500%, 2/28/23	$36,330,000	$36,229,257
1.625%, 2/15/26	109,640,000	108,046,821

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $428,009,840) — 50.9%		433,450,529

SHORT-TERM INVESTMENTS — 9.1%
UMB Money Market Fiduciary, 0.010%	77,749,912	77,749,912

TOTAL SHORT-TERM INVESTMENTS (Cost $77,749,912) — 9.1%		77,749,912

TOTAL INVESTMENTS (Cost $831,112,741) — 98.3%		836,599,956
Other assets less liabilities — 1.7%		14,830,662

TOTAL NET ASSETS — 100.0%		$851,430,618

(equivalent to $32.36 per share; unlimited shares of $1.00 par value capital shares authorized; 24,698,909 shares outstanding for Institutional Class; equivalent to $32.35 per share; unlimited shares of $1.00 par value capital shares authorized; 1,612,029 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable, floating, or step rate security (presented at the current rate as of period end).
(c)	Rule 144A restricted security. Total value of these securities is $29,821,911 which represents 3.5% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.
(d)	Foreign security denominated in U.S. dollars.

FORWARD CONTRACTS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)

JP Morgan	MXN 214,965,000	USD 12,390,228	6/10/2016	$12,362,529	$(27,699)

TOTAL FORWARD CONTRACTS				$12,362,529	$(27,699)

MXN - Mexican Peso
USD - United States Dollar

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.7%
Bank of The West Auto Trust
Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	$15,790,000	$15,759,178
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2, 0.653%, 10/25/36(a)(c)	228,061	227,460
Series 2006-S10, Class A3, 0.753%, 10/25/36(a)(c)	2,650,728	2,201,772
Series 2007-S3, Class A2, 0.683%, 5/25/37(a)(c)	2,922,458	2,798,256
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(c)	212,186	201,530
GSAA Trust
Series 2006-S1, Class 1A1, 0.753%, 1/25/37(a)(c)	1,314,119	406,857
Hertz Vehicle Financing II LP
Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)	8,555,000	8,551,099
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(b)	11,245,833	11,242,887
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	187	186
Series 2003-HS3, Class A2A, 0.713%, 8/25/33(a)(c)	5,197	4,913
Series 2005-HS1, Class AI3, 4.830%, 9/25/35(a)(c)	4,490,808	4,495,654
Series 2006-HSA2, Class AI3, 5.500%, 3/25/36(a)(c)	5,558,419	3,370,008
MSCC Heloc Trust
Series 2007-1, Class A, 0.533%, 12/25/31(a)(c)	12,439,611	12,148,014
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2, 1.053%, 1/25/36(a)(b)(c)	580,460	527,287
RFMSII Trust
Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(c)	270,912	266,704
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2, 1.033%, 12/25/35(a)(b)(c)	274,855	271,140

TOTAL ASSET-BACKED SECURITIES (Cost $61,593,786) — 4.7%		62,472,945

CORPORATE BONDS — 27.6%
Ally Financial, Inc.
3.600%, 5/21/18	10,025,000	9,937,281
3.250%, 11/5/18	9,325,000	9,171,137
American Express Credit Corp.
2.600%, 9/14/20(a)	6,435,000	6,591,132
Anadarko Petroleum Corp.
6.450%, 9/15/36	5,405,000	5,397,163
4.500%, 7/15/44(a)	7,130,000	5,593,043
Apache Corp.
4.750%, 4/15/43(a)	8,570,000	7,692,646
4.250%, 1/15/44(a)	5,545,000	4,660,024
Bank of America Corp.
2.600%, 1/15/19	6,625,000	6,737,029
Bank of America N.A.
1.750%, 6/5/18	7,415,000	7,413,235
2.050%, 12/7/18	2,635,000	2,658,963
Barclays PLC
2.000%, 3/16/18(d)	4,875,000	4,788,269
2.750%, 11/8/19(d)	6,525,000	6,480,695
Capital One N.A.
1.650%, 2/5/18(a)	6,925,000	6,875,119
2.350%, 8/17/18(a)	3,800,000	3,819,562

Chesapeake Energy Corp.
3.872%, 4/15/19(a)(c)	$6,030,000	$2,336,625
5.375%, 6/15/21(a)	16,480,000	5,850,400
4.875%, 4/15/22(a)	5,360,000	1,876,000
Citigroup, Inc.
1.800%, 2/5/18	9,850,000	9,840,032
CNH Industrial Capital, LLC
3.875%, 7/16/18	2,740,000	2,720,820
Continental Airlines 2007-1 Class A Pass-Through Trust
5.983%, 10/19/23	1,991,763	2,200,899
Credit Suisse A.G.
1.750%, 1/29/18(d)	4,195,000	4,202,455
1.700%, 4/27/18(d)	8,500,000	8,463,110
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	5,945,000	5,995,372
Devon Energy Corp.
5.850%, 12/15/25(a)	13,010,000	12,557,746
Energy Transfer Partners LP
4.050%, 3/15/25(a)	12,177,000	10,716,771
Ensco PLC
4.700%, 3/15/21(d)	11,200,000	7,816,144
5.750%, 10/1/44(a)(d)	10,475,000	5,185,125
Enterprise Products Operating, LLC
3.700%, 2/15/26(a)	4,445,000	4,359,803
Ford Motor Credit Co., LLC
2.240%, 6/15/18	6,555,000	6,563,338
2.875%, 10/1/18	15,510,000	15,791,879
2.551%, 10/5/18	5,690,000	5,709,687
2.943%, 1/8/19	8,500,000	8,631,138
3.200%, 1/15/21	7,000,000	7,154,742
Freeport-McMoRan, Inc.
3.875%, 3/15/23(a)	3,800,000	2,574,500
5.400%, 11/14/34(a)	5,840,000	3,577,000
Goldman Sachs Group, Inc.
2.750%, 9/15/20(a)	2,750,000	2,789,974
HSBC USA, Inc.
2.000%, 8/7/18	7,780,000	7,804,305
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	12,850,000	13,492,500
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,485,000	5,616,914
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	10,920,000	10,896,795
Marathon Oil Corp.
3.850%, 6/1/25(a)	16,820,000	13,667,966
New York Life Global Funding
1.450%, 12/15/17(b)	6,070,000	6,078,097
Noble Holding International Ltd.
3.950%, 3/15/22(d)	2,085,000	1,271,850
5.950%, 4/1/25(a)(d)	1,910,000	1,241,500
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	2,432,657	2,724,576
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25(a)	7,790,000	7,201,995
Reliance Standard Life Global Funding II
2.500%, 1/15/20(b)	4,550,000	4,564,810
Transocean, Inc.
4.300%, 10/15/22(a)(d)	9,525,000	5,262,562
6.800%, 3/15/38(d)	10,275,000	5,137,500
U.S. Airways 2010-1 Class A Pass-Through Trust
6.250%, 10/22/24	5,789,397	6,368,337

U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	$3,209,832	$3,586,987
UBS A.G.
1.800%, 3/26/18(d)	10,900,000	10,936,842
UnitedHealth Group, Inc.
1.900%, 7/16/18	6,500,000	6,601,679
Vale Overseas Ltd.
6.875%, 11/21/36(d)	9,130,000	7,209,961
Verizon Communications, Inc.
1.350%, 6/9/17	9,950,000	9,978,537
Weatherford International Ltd.
4.500%, 4/15/22(a)(d)	6,325,000	5,075,813
Williams Partners LP
4.000%, 9/15/25(a)	9,965,000	8,018,806

TOTAL CORPORATE BONDS (Cost $377,188,514) — 27.6%		367,467,190

MORTGAGE-BACKED SECURITIES — 3.8%
Fannie Mae Pool
2.500%, 5/1/23	7,015,137	7,223,851
Fannie Mae-Aces
Series 2014-M6, Class FA, 0.692%, 12/25/17(c)	4,926,476	4,912,879
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19	16,020,502	16,004,241
Series 2016-M1, Class ASQ1, 1.374%, 7/25/19(a)	8,154,067	8,185,004
Series 2015-M13, Class ASQ1, 0.856%, 9/25/19	2,466,004	2,458,350
Series 2012-M9, Class AB1, 1.372%, 4/25/22	1,737,037	1,739,559
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	9,514,216	9,785,190

TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,941,480) — 3.8%		50,309,074

OTHER GOVERNMENTS — 4.3%
Ecopetrol S.A.
5.375%, 6/26/26(a)(d)	7,060,000	6,424,600
Petrobras Global Finance B.V.
2.762%, 1/15/19(c)(d)	3,310,000	2,689,706
6.250%, 3/17/24(d)	12,115,000	9,688,365
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)3	41,310,000	12,744,135
5.375%, 4/12/27(d)	5,200,000	1,650,480
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,677,343
3.125%, 1/23/19(d)	4,385,000	4,345,535
4.500%, 1/23/26(d)	5,420,000	5,048,730
6.875%, 8/4/26(b)(d)	3,250,000	3,518,125
5.625%, 1/23/46(d)	8,315,000	6,987,926
Rio Oil Finance Trust Series 2014-1
9.250%, 7/6/24	4,105,000	2,545,100

TOTAL OTHER GOVERNMENTS (Cost $60,304,352) — 4.3%		57,320,045

U.S. GOVERNMENT AND AGENCIES — 39.2%
United States Treasury Bill
0.325%, 5/5/16	65,650,000	65,630,128
United States Treasury Bond
3.000%, 11/15/45	3,240,000	3,497,807

United States Treasury Note
1.125%, 2/28/21	$141,390,000	$140,810,018
1.500%, 2/28/23	109,070,000	108,767,549
1.625%, 2/15/26	206,680,000	203,676,733

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $518,460,547) — 39.2%		522,382,235

SHORT-TERM INVESTMENTS — 18.5%
UMB Money Market Fiduciary, 0.010%	246,728,086	246,728,086

TOTAL SHORT-TERM INVESTMENTS (Cost $246,728,086) — 18.5%		246,728,086

TOTAL INVESTMENTS (Cost $1,314,216,765) — 98.1%		1,306,679,575
Other assets less liabilities — 1.9%		25,221,158

TOTAL NET ASSETS — 100.0%		$1,331,900,733

(equivalent to $11.52 per share; unlimited shares of $1.00 par value capital shares authorized; 107,422,510 shares outstanding for Institutional Class; equivalent to $11.53 per share; unlimited shares of $1.00 par value capital shares authorized; 8,178,649 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Callable.
(b)	Rule 144A restricted security. Total value of these securities is $56,507,995 which represents 4.2% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.
(c)	Variable, floating, or step rate security (presented at the current rate as of period end).
(d)	Foreign security denominated in U.S. dollars.

FORWARD CONTRACTS

					Unrealized
	Currency	Currency		Value at	Appreciation
Counterparty	Purchased	Sold	Settlement Date	March 31, 2016	(Depreciation)

JP Morgan	MXN 566,530,000	USD 32,594,874	6/10/2016	$32,580,853	$(14,021)

TOTAL FORWARD CONTRACTS				$32,580,853	$(14,021)

FUTURES CONTRACTS

		Number of			Unrealized
	Expiration	Contracts	Value at	Value at	Appreciation
Description	Date	Long (Short)	Trade Date	March 31, 2016	(Depreciation)

Euro-Bund Futures	June 2016	(1,675)	$(272,610,942)	$(273,692,027)	$(1,081,085)

TOTAL FUTURES CONTRACTS			$(272,610,942)	$(273,692,027)	$(1,081,085)

MXN - Mexican Peso
USD - United States Dollar

See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪    Level 1 – quoted prices in active markets for identical securities;
▪    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪    Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets:

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,851,994,619	$-	$-	$1,851,994,619
Short-Term Investments	58,000,000	-	-	58,000,000
Total Investments	$1,909,994,619	$-	$-	$1,909,994,619

Emerging Markets:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$16,259,112	$-	$-	$16,259,112

Global Equity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,099,134	$-	$-	$10,099,134

Equity Opportunity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,244,873	$-	$-	$13,244,873

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,316,671,172	$-	$-	$1,316,671,172
Short-Term Investments	8,000,000	-	-	8,000,000
Total Investments	$1,324,671,172	$-	$-	$1,324,671,172

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$200,401,669	$-	$-	$200,401,669

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$5,688,010	$-	$5,688,010
Commercial Mortgage-Backed Securities	-	3,644,927	-	3,644,927
Corporate Bonds	-	18,591,228	-	18,591,228
Mortgage-Backed Securities	-	14,531,189	-	14,531,189
Other Governments	-	575,364	-	575,364
U.S. Government and Agencies	-	12,128,801	-	12,128,801
Short-Term Investments	959,185	-	-	959,185
Total Investments	$959,185	$55,159,519	$-	$56,118,704

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,082,611	$-	$3,082,611
Commercial Mortgage-Backed Securities	-	11,410,278	-	11,410,278
Corporate Bonds	-	46,599,471	-	46,599,471
Mortgage-Backed Securities	-	30,121,502	-	30,121,502
Other Governments	-	3,016,714	-	3,016,714
U.S. Government and Agencies	-	97,864,436	-	97,864,436
Short-Term Investments	10,734,493	-	-	10,734,493
Total Investments	$10,734,493	$192,095,012	$-	$202,829,505

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$13,288,594	$-	$13,288,594
Commercial Mortgage-Backed Securities	-	28,109,131	-	28,109,131
Corporate Bonds	-	184,224,462	-	184,224,462
Mortgage-Backed Securities	-	83,335,338	-	83,335,338
Other Governments	-	16,441,990	-	16,441,990
U.S. Government and Agencies	-	433,450,529	-	433,450,529
Short-Term Investments	77,749,912	-	-	77,749,912
Total Investments	$77,749,912	$758,850,044	$-	$836,599,956

Liabilities
Other Financial Instruments(b)
Forward Contracts	$-	$27,699	$-	$27,699

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$62,472,945	$-	$62,472,945
Corporate Bonds	-	367,467,190	-	367,467,190
Mortgage-Backed Securities	-	50,309,074	-	50,309,074
Other Governments	-	57,320,045	-	57,320,045
U.S. Government and Agencies	-	522,382,235	-	522,382,235
Short-Term Investments	246,728,086	-	-	246,728,086
Total Investments	$246,728,086	$1,059,951,489	$-	$1,306,679,575

Liabilities
Other Financial Instruments(b)
Forward Contracts	$-	$14,021	$-	$14,021
Futures Contracts	1,081,085	-	-	1,081,085
	$1,081,085	$14,021	$-	$1,095,106

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.

The Funds did not hold any Level 3 investments during the period ended March 31, 2016.  It is the Funds' policy to recognize transfers between Levels at the end of the period.  There were no transfers at period end. A security’s classification as Level 1 or Level 2 within the International, Emerging Markets, and Global Equity Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds' Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.	Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.	Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

Details of swap contracts at period end, if any, are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.	Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

Details of Futures at period end, if any, are included in the Schedules of Investments under the caption “Futures Contracts.”

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments.  As of March 31, 2016, the Funds were not entered into TBAs.

(d)	Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on March 31, 2016.

ii.	Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At March 31, 2016, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	$1,502,066,622	$553,988,416	$(146,060,419)	$407,927,997
Emerging Markets	16,447,614	1,777,880	(1,966,382)	(188,502)
Global Equity	8,686,184	1,748,122	(335,172)	1,412,950
Equity Opportunity	12,962,835	921,455	(639,417)	282,038
Mid Cap	1,231,246,583	125,689,689	(32,265,100)	93,424,589
Small Cap	156,478,225	63,930,485	(20,007,041)	43,923,444
Low Duration Bond	56,193,933	197,787	(273,016)	(75,229)
Core Bond	200,918,959	3,112,666	(1,202,120)	1,910,546
Core Plus Bond	831,726,936	14,138,075	(9,265,055)	4,873,020
Unconstrained Bond	1,316,037,627	16,864,637	(26,222,689)	(9,358,052)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 25, 2016

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
May 25, 2016